Note 3 - Liquidity and Management Plans (Details Textual) - USD ($)		2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jan. 31, 2019	Jun. 30, 2020	Oct. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from Issuance of Private Placement					$ 1,746,000		$ 3,160,000	$ 2,328,000
Proceeds from Convertible Debt						$ 810,000	$ 810,000	$ 1,329,000
Conversion from Debt Notes to Common Stock [Member]
Debt Conversion, Accrued Interest, Amount	$ 105,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)	651,758
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 3.50					$ 3.50
Unsecured Convertible Promissory Notes [Member]
Proceeds from Convertible Debt		$ 2,200,000
Warrants in Connection with the Private Placement [Member]
Warrants and Rights Outstanding, Term (Year)			5 years	5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 6	$ 4	$ 6
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			437,000		437,000
Warrants In Connection with 2018 Convertible Notes Payable [Member]
Warrants and Rights Outstanding, Term (Year)		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 4.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		1,243,498
Warrants in Connection with Securities Purchase Agreement [Member]
Warrants and Rights Outstanding, Term (Year)	5 years					5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 4.50			$ 4		$ 4.50		$ 5
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			437,000	909,209				468,200
Proceeds from Issuance of Private Placement			$ 1,700,000	$ 3,200,000				$ 2,300,000